Shareholders' Equity and Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Redeemable Preferred Stock
7.	Shareholders’ Equity and Redeemable Preferred Stock

Preferred Stock

Prior to its IPO, the Company had issued four classes of preferred stock: Series A, Series B, Series C and Series D (collectively, Pre-IPO Preferred Stock), each with a par value of $0.001. The shares of Series A Preferred Stock were issued from February 2009 through July 2010 at an Original Issue Price of $2.05 per share. The shares of Series B Redeemable Preferred Stock were issued from November 2010 through October 2012 at an Original Issue Price of $3.72 per share. The shares of Series C Redeemable Preferred Stock were issued from October 2012 through August 2013 at an Original Issue Price of $6.67 per share. On February 28, 2014 the Company issued 1,858,012 shares of Series D Redeemable Preferred Stock with an Original Issue Price of $13.455 per share, and total proceeds, net of offering costs, of $24.8 million.

As of December 31, 2013, the Company’s total outstanding convertible Pre-IPO Preferred Stock was as follows (in thousands, except for share and price per share amounts):

Pre-IPO Preferred Stock	Shares Authorized	Shares Issued	Price Per Share	Total Proceeds (Net of Offering Costs)
Series A	1,494,966	582,976	$2.05	$1,196
Series B	6,768,033	2,261,506	3.72	8,371
Series C	17,692,308	6,899,281	6.67	42,398

				$51,965

On June 23, 2014, upon the closing of the IPO and the filing of our Seventh Amended and Restated Certificate of Incorporation, each one of the outstanding shares of Preferred Stock and Redeemable Preferred Stock was converted to a share of common stock, with a total of 11,979,479 shares converted to common stock. In addition, 5,000,000 shares of new Preferred Stock, par value $0.001 per share, were authorized. The voting powers, preferences and other rights of these Preferred Shares will be determined by our Board of Directors prior to their issuance.

Warrants

During 2011 and 2012 the Company issued warrants to directors, bankers, and investors that were exercisable into Common Stock or Series B Redeemable Preferred Stock. The Company issued 57,889 warrants to Salem Partners (Salem) for banking services related to the convertible notes transaction entered into in November 2011 (see Note 6). In July 2012, the Company issued 13,447 warrants to Salem for the final tranche of the convertible debt transaction. In October 2012, the Company granted Salem Capital Partners, LLC (Salem Capital) the rights to receive 344,964 warrants for banking services related to the Series C Redeemable Preferred Stock issuance. These warrants were issued to Salem Capital in August 2013. All of the warrants issued to Salem and Salem Capital were exercisable for Common Stock and were recorded at fair value as equity on the Company’s balance sheet. For those warrants issued in connection with the notes payable transaction, the fair value of the warrants was recognized as a debt issuance cost and amortized over the period the notes payable was outstanding. For those warrants issued in connection with the Series C Redeemable Preferred Stock, the warrants were recorded as a reduction of the proceeds received as an equity issuance cost. On November 1, 2013, Salem, exercised all 71,336 of its warrants, which resulted in proceeds of $0.3 million. On May 13, 2014, Salem Capital exercised all 344,964 of its warrants, which resulted in proceeds of $2.3 million.

In January 2012, the Company issued 29,247 warrants to three non-executive members of its Board of Directors as compensation for their service to the Company as board members. These warrants are exercisable for Common Stock and were recognized as compensation expense in the Company’s statements of operations.

In November 2011, the Company issued 11,766 warrants to Chigwell Consulting, Inc. (Chigwell) as part of a Series B subscription by Chigwell. These warrants are exercisable for Series B Redeemable Preferred Stock. In October 2012, the Company issued 365,986 warrants to investors in the convertible debt transaction upon the conversion of the notes into Series B Redeemable Preferred Stock. These warrants are exercisable for Series B Redeemable Preferred Stock. Warrants exercisable for Series Redeemable B Preferred Stock are recorded as liabilities, based on the classification of Series B Redeemable Preferred Stock as temporary equity, and as such are marked to market through the income statement. The Company recorded $3.1 million and $1.4 million of other expense for mark-to-market adjustments related to these warrants for the years ended December 31, 2014 and 2013, respectively.

Below is a summary of the warrants exercisable for Common Stock that were outstanding as of December 31, 2013 and 2014:

Date	Number of Shares	Exercise Price per Share
Outstanding as of January 1, 2013	445,546
Exercised November 1, 2013	(71,336)	$3.72

Outstanding as of December 31, 2013	374,210
Exercised May 6, 2014	(9,749)	2.56
Exercised May 13, 2014	(344,964)	6.67
Exercised May 31, 2014	(19,497)	2.56

Outstanding as of December 31, 2014	—

Below is a summary of the warrants exercisable for Series B Redeemable Preferred Stock that were outstanding as of December 31, 2013 and 2014:

Date	Expiration Date	Number of Shares	Exercise Price per Share
Outstanding as of January 1, 2013 and 2014		377,752
Exercised May 31, 2014		(340,772)	$3.72
Exercised June 5, 2014		(36,980)	3.72

		—

Common Stock

At inception, the Company entered into an agreement with the founders to issue shares of restricted Common Stock, which had a two-year vesting period for services that would be provided to the Company. Under the terms of the agreement, the Company has the right, but not the obligation, to repurchase the shares of Common Stock at the original purchase price, $0.03 per share, if the holders of the restricted common shares do not meet certain service conditions. In November 2008, the Company issued 779,919 shares of restricted Common Stock to the founders. In November 2009, the Company exercised its right to repurchase 103,663 shares of unvested restricted stock from certain non-employee founders who were no longer providing services to the Company. The Company repurchased these shares at $0.03 per share.

In November 2008, the Company also issued 779,919 shares of Common Stock to HemoCleanse, Inc. in exchange for a sublicense of certain intellectual property rights held by HemoCleanse, Inc., valued at $20,000, or $0.03 per share (see Note 9 below).

As of December 31, 2014, the Company has authorized the issuance of 250,000,000 shares of Common Stock.

Voting Rights

On any matter presented to the shareholders of the Company for their action at any duly authorized meeting of shareholders of the Company, each holder of outstanding shares of Common Stock will be entitled to case the number of votes equal to the number of whole shares of Common Stock held of record by such holder. Except as provided by law or by the other provisions of the Certificate of Incorporation, holders of Common Stock shall vote together as a single class on all matters.